Note 11 - Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended March 31,
	2020	2021
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(16,084)	$(16,988)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	27,732,449	39,004,609

Net loss per share —basic and diluted	$(0.58)	$(0.44)